Debt - Unsecured debt (Details) $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended
	Jun. 06, 2018 $ / shares	Mar. 12, 2018 $ / shares	May 31, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 $ / shares	Apr. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt
Dividends per share (in USD per share) | $ / shares				$ 0.02	$ 0.02
Convertible Notes due 2019
Debt
Aggregate principal amount of notes						$ 188.5
Aggregate principal amount before debt exchange			$ 348.5
Borrowings interest rate						2.375%
Carrying amount of debt			180.4	$ 153.9			$ 328.7
Loss on extinguishment of debt			(17.0)
Dividends per share (in USD per share) | $ / shares	$ 0.01	$ 0.01
Convertible conversion rate	0.0995277	0.0992056
Coupon interest, amount incurred				3.6
Non-cash accretion				5.5
Convertible Notes Due 2022
Debt
Aggregate principal amount of notes			$ 188.5
Borrowings interest rate			3.00%
Carrying amount of debt			$ 154.3	155.2
Dividends per share (in USD per share) | $ / shares	$ 0.01
Convertible conversion rate	0.2508117		0.250
Initial conversion price | $ / shares			$ 4.00
Coupon interest, amount incurred				0.7
Non-cash accretion				$ 0.9
Repurchased face amount percentage				100.00%
Carrying amount of equity component			$ 34.2
Convertible Notes Due 2022 | Borrowings, Redemption, Scenario One
Debt
Threshold trading days				15 days
Threshold consecutive trading days				25 days
Common stock closing price as percentage of conversion price minimum				130.00%
Convertible Notes Due 2022 | Borrowings, Redemption, Scenario Two
Debt
Number of business days following specified period of consecutive trading days				5 days
Threshold consecutive trading days				5 days
Common stock closing price as percentage of conversion price minimum				98.00%